RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	1,207,157	1,290,144
Derivatives [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	986,231	972,729
Derivatives [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,504	9,274
Derivatives [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	$ 219,422	$ 308,141